Cover	Aug. 04, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2020
Entity File Number	001-33137
Entity Registrant Name	EMERGENT BIOSOLUTIONS INC.
Entity Central Index Key	0001367644
Entity Tax Identification Number	14-1902018
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Professional Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20879
City Area Code	240
Local Phone Number	631-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 per share
Trading Symbol	EBS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false